[USAA]  USAA INVESTMENT MANAGEMENT COMPANY
[EAGLE] 9800 Fredericksburg Road, San Antonio, Texas 78288
[LOGO]

                                                     November 1, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   USAA Mutual Fund, Inc.
         1933 Act File No. 2-49560
         1940 Act File No. 811-2429

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the registrant identified above certifies that the form of Prospectuses and the Statements of Additional Information that would have been filed under paragraph
(b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on October 27, 2000, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                 Sincerely,

                                 /s/Mark S. Howard

                                 Mark S. Howard
                                 Vice President
                                 Securities Counsel & Compliance

cc: Philip H. Newman, Esq.